Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax

The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholder's equity, are as follows:

Nine Months Ended September 30, 2015
Gains and Losses on Derivative Instruments (a)
Balance, December 31, 2014	$1.5

Other comprehensive loss before reclassifications, net of tax	—
Amounts reclassified from accumulated other comprehensive income	(1.5)

Net current period other comprehensive loss	(1.5)

Balance, September 30, 2015	$—

(a)
Amounts in parentheses represent debits to accumulated other comprehensive income.

The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholders’ equity, are as follows:

Gains and Losses on Derivative Instruments
Balance, December 31, 2011	$(3.2)
Other comprehensive loss before reclassifications, net of tax	3.0
Amounts reclassified from accumulated other comprehensive income	(2.0)
Net current period other comprehensive loss	1.0
Balance, December 31, 2012	(2.2)
Other comprehensive income before reclassifications, net of tax	2.3
Amounts reclassified from accumulated other comprehensive income	2.4
Net current period other comprehensive income	4.7
Balance, December 31, 2013	2.5
Other comprehensive income before reclassifications, net of tax	(1.0)
Net current period other comprehensive income	(1.0)
Balance, December 31, 2014	$1.5

Schedule of Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income
The significant amounts either added to or reclassified out of each component of accumulated other comprehensive are included in the tables below:

	Amount of Derivative Gain (Loss) Recognized in OCI – Effective for the Years Ended December 31,
Derivatives Designated as Cash Flow Hedges	2014	2013	2012
Interest rate swaps	—	—	0.6
Interest rate caps	(1.4)	2.6	—
Other	$—	$0.5	$4.0
Total before tax	(1.4)	3.1	4.6
Tax benefit (expense)	0.4	(0.8)	(1.6)
Net of tax	$(1.0)	$2.3	$3.0